ADVISORSHARES MSOS DAILY LEVERAGED ETF

(formerly AdvisorShares MSOS 2x Daily ETF)

Schedule of Investments

September 30, 2025 (Unaudited)

Investments	Shares	Value
EXCHANGE TRADED FUND – 0.0%

Equity Fund – 0.0%
AdvisorShares Pure US Cannabis ETF†(a) (Cost $368)	100	$479

MONEY MARKET FUND – 8.1%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 4.00%(b) (Cost $4,492,326)	4,492,326	4,492,326

Total Investments – 8.1% (Cost $4,492,694)		4,492,805
Other Assets in Excess of Liabilities – 91.9%		51,188,044
Net Assets – 100.0%		$55,680,849

OBFR - Overnight Bank Funding Rate

†	Affiliated Company.
(a)	Non-income producing security.
(b)	Rate shown reflects the 7-day yield as of September 30, 2025.

ADVISORSHARES MSOS DAILY LEVERAGED ETF

(formerly AdvisorShares MSOS 2x Daily ETF)

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$479	$–	$–	$479
Money Market Fund	4,492,326	–	–	4,492,326
Swaps†	–	–	–	–
Total	$4,492,805	$–	$–	$4,492,805

Liabilities	Level 1	Level 2	Level 3	Total
Swap†	$–	$(333,638)	$–	$(333,638)

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain (loss) on the instrument.

SUMMARY OF SCHEDULE OF INVESTMENTS

	% of Net Assets
Equity Fund	0.0	%**
Money Market Fund	8.1
Total Investments	8.1
Other Assets in Excess of Liabilities	91.9
Net Assets	100.0%

**	Less than 0.05%.

Affiliated holdings are investments or an affiliate of the Trust. Transactions with affiliated companies during the period ended September 30, 2025 were as follows:

Affiliated Holding Name	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Number of Shares at 9/30/2025	Value at 9/30/2025	Dividend Income
AdvisorShares Pure US Cannabis ETF	$–	$368	$–	$–	$111	100	$479	$–

ADVISORSHARES MSOS DAILY LEVERAGED ETF

(formerly AdvisorShares MSOS 2x Daily ETF)

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

Total return swap contracts outstanding as of September 30, 2025:

Reference Entity	Annual Financing Rate Paid	Payment Frequency	Termination Date	Notional Amounts	Fair Value	Unrealized Appreciation/ (Depreciation)
AdvisorShares Pure US Cannabis ETF	OBFR + 2.00%	Monthly	9/22/2026	$77,776,686	$77,443,049	$(333,638)
AdvisorShares Pure US Cannabis ETF	OBFR + 3.00%	Monthly	11/20/2026	32,369,057	32,369,057	–
Net Unrealized Depreciation						$(333,638)

Clear Street and Nomura act as the counterparties to the total return swap contracts listed above. The Fund either receives fees from, or pays fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon floating financing rate. As of September 30, 2025, cash in the amount of $70,305,484 has been segregated as collateral from the broker for swap contracts.